Quarterly Holdings Report
for

Fidelity® SAI U.S. Treasury Bond Index Fund

November 30, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

UYB-QTLY-0120
1.9868588.103

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.3%
	Principal Amount	Value
U.S. Treasury Obligations - 98.3%
U.S. Treasury Bonds:
2.25% 8/15/46	$28,177,000	$28,386,126
2.25% 8/15/49	31,602,000	31,903,207
2.5% 2/15/45	29,739,000	31,424,597
2.5% 2/15/46	28,524,000	30,165,244
2.5% 5/15/46	23,289,000	24,638,125
2.75% 8/15/42	21,638,000	23,836,455
2.75% 11/15/42	19,826,000	21,840,353
2.75% 8/15/47	33,433,000	37,183,765
2.75% 11/15/47	23,318,000	25,950,383
2.875% 5/15/43	32,480,000	36,534,925
2.875% 8/15/45	28,527,000	32,275,626
2.875% 11/15/46	28,047,000	31,876,073
2.875% 5/15/49	52,117,000	59,682,059
3% 5/15/42	8,638,000	9,901,308
3% 11/15/44	17,256,000	19,905,740
3% 5/15/45	20,540,000	23,741,352
3% 11/15/45	26,751,000	30,992,497
3% 2/15/47	84,456,000	98,328,558
3% 5/15/47	32,303,000	37,609,020
3% 2/15/48	28,453,000	33,186,646
3% 8/15/48	33,980,000	39,703,506
3% 2/15/49	39,704,000	46,483,148
3.125% 11/15/41	6,664,000	7,781,261
3.125% 2/15/42	7,329,000	8,562,047
3.125% 2/15/43	23,771,000	27,822,284
3.125% 8/15/44	32,672,000	38,432,992
3.125% 5/15/48	39,561,000	47,256,851
3.375% 5/15/44	40,421,000	49,443,093
3.375% 11/15/48	56,168,000	70,278,016
3.5% 2/15/39	315,000	387,032
3.625% 8/15/43	33,395,000	42,262,938
3.625% 2/15/44	43,691,000	55,448,316
3.75% 8/15/41	37,940,000	48,425,371
3.75% 11/15/43	59,651,000	77,003,383
3.875% 8/15/40	15,178,000	19,646,617
4.25% 5/15/39	7,898,000	10,656,130
4.25% 11/15/40	3,863,000	5,251,115
4.375% 2/15/38	17,484,000	23,790,533
4.375% 11/15/39	4,140,000	5,685,384
4.375% 5/15/40	7,791,000	10,733,929
4.375% 5/15/41	9,045,000	12,522,732
4.5% 2/15/36	22,936,000	31,074,696
4.5% 5/15/38	7,016,000	9,704,279
4.5% 8/15/39	3,831,000	5,333,919
4.625% 2/15/40	15,760,000	22,347,188
4.75% 2/15/37	13,000	18,301
4.75% 2/15/41	21,622,000	31,321,494
5% 5/15/37	2,667,000	3,862,358
5.25% 11/15/28	1,000	1,288
5.25% 2/15/29	9,219,000	11,942,926
5.375% 2/15/31	10,273,000	13,989,338
5.5% 8/15/28	2,865,000	3,726,850
6% 2/15/26	3,771,000	4,723,619
6.125% 11/15/27	27,929,000	37,034,290
6.125% 8/15/29	244,000	338,645
6.25% 8/15/23	25,875,000	30,153,472
6.25% 5/15/30	5,578,000	7,949,957
6.5% 11/15/26	39,000	51,215
6.625% 2/15/27	50,000	66,563
6.75% 8/15/26	23,000	30,314
6.875% 8/15/25	11,691,000	14,986,401
7.125% 2/15/23	45,244,000	52,993,802
7.25% 8/15/22	38,000	43,607
7.5% 11/15/24	15,867,000	20,269,473
7.625% 11/15/22	50,000	58,618
7.625% 2/15/25	20,938,000	27,142,518
7.875% 2/15/21	246,000	263,883
8% 11/15/21	17,000	19,046
8.125% 5/15/21	245,000	267,589
8.125% 8/15/21	96,000	106,257
U.S. Treasury Notes:
1.125% 2/28/21	2,376,000	2,359,201
1.125% 6/30/21	24,554,000	24,345,867
1.125% 7/31/21	11,347,000	11,245,498
1.125% 8/31/21	9,563,000	9,473,720
1.125% 9/30/21	10,591,000	10,490,882
1.25% 3/31/21	9,048,000	8,995,338
1.25% 10/31/21	9,937,000	9,862,084
1.25% 7/31/23	5,561,000	5,489,750
1.25% 8/31/24	46,824,000	46,026,529
1.375% 1/31/21	13,561,000	13,510,146
1.375% 4/30/21	38,423,000	38,262,404
1.375% 5/31/21	36,178,000	36,016,895
1.375% 6/30/23	26,693,000	26,479,248
1.375% 8/31/23	1,103,000	1,093,693
1.375% 9/30/23	6,179,000	6,123,968
1.375% 8/31/26	3,863,000	3,777,139
1.5% 8/31/21	42,853,000	42,732,476
1.5% 9/30/21	72,137,000	71,953,840
1.5% 10/31/21	5,034,000	5,022,005
1.5% 1/31/22	34,941,000	34,852,283
1.5% 8/15/22	33,549,000	33,455,954
1.5% 9/15/22	28,784,000	28,705,294
1.5% 2/28/23	4,873,000	4,856,630
1.5% 3/31/23	1,539,000	1,533,770
1.5% 9/30/24	49,137,000	48,833,732
1.5% 10/31/24	38,122,000	37,883,738
1.5% 8/15/26	48,918,000	48,226,269
1.625% 6/30/21	65,200,000	65,156,703
1.625% 8/15/22	40,000	40,023
1.625% 8/31/22	15,416,000	15,424,431
1.625% 11/15/22	40,089,000	40,114,056
1.625% 4/30/23	2,979,000	2,980,280
1.625% 5/31/23	2,562,000	2,563,301
1.625% 10/31/23	35,461,000	35,477,622
1.625% 2/15/26	29,244,000	29,097,780
1.625% 5/15/26	25,238,000	25,102,937
1.625% 9/30/26	51,311,000	50,972,267
1.625% 10/31/26	56,147,000	55,758,796
1.625% 8/15/29	38,943,000	38,364,940
1.75% 12/31/20	23,325,000	23,333,200
1.75% 7/31/21	126,755,000	126,923,346
1.75% 11/30/21	9,531,000	9,552,594
1.75% 2/28/22	10,224,000	10,252,356
1.75% 3/31/22	34,495,000	34,612,229
1.75% 4/30/22	2,435,000	2,443,275
1.75% 5/15/22	40,000	40,142
1.75% 5/31/22	18,289,000	18,352,583
1.75% 6/15/22	93,039,000	93,406,068
1.75% 6/30/22	26,870,000	26,977,060
1.75% 7/15/22	105,435,000	105,809,789
1.75% 9/30/22	36,681,000	36,828,584
1.75% 1/31/23	31,298,000	31,432,484
1.75% 5/15/23	34,449,000	34,603,751
1.75% 6/30/24	41,332,000	41,549,962
1.75% 7/31/24	92,473,000	92,964,263
1.75% 11/15/29	50,516,000	50,383,790
1.875% 12/15/20	11,305,000	11,324,872
1.875% 11/30/21	34,947,000	35,112,179
1.875% 1/31/22	17,135,000	17,223,352
1.875% 2/28/22	38,169,000	38,376,246
1.875% 3/31/22	22,568,000	22,700,234
1.875% 4/30/22	23,980,000	24,125,191
1.875% 5/31/22	6,821,000	6,866,029
1.875% 7/31/22	9,867,000	9,935,606
1.875% 8/31/22	6,473,000	6,519,272
1.875% 9/30/22	18,600,000	18,740,227
1.875% 10/31/22	17,759,000	17,894,274
1.875% 6/30/26	17,105,000	17,266,696
1.875% 7/31/26	71,618,000	72,295,014
2% 1/15/21	13,591,000	13,635,065
2% 2/28/21	48,000	48,174
2% 8/31/21	35,718,000	35,925,890
2% 10/31/21	242,000	243,626
2% 11/15/21	31,475,000	31,701,227
2% 12/31/21	18,057,000	18,191,722
2% 2/15/22	34,083,000	34,358,593
2% 7/31/22	49,716,000	50,228,696
2% 10/31/22	12,029,000	12,163,387
2% 11/30/22	56,743,000	57,390,225
2% 2/15/23	49,134,000	49,728,982
2% 4/30/24	2,462,000	2,500,661
2% 5/31/24	101,012,000	102,653,445
2% 6/30/24	23,075,000	23,444,560
2% 2/15/25	49,185,000	50,020,761
2% 8/15/25	44,227,000	44,983,697
2% 11/15/26	44,560,000	45,364,169
2.125% 1/31/21	4,398,000	4,419,818
2.125% 5/31/21	45,881,000	46,185,678
2.125% 8/15/21	30,443,000	30,679,647
2.125% 9/30/21	35,117,000	35,411,928
2.125% 12/31/21	275,000	277,761
2.125% 5/15/22	39,946,000	40,428,161
2.125% 6/30/22	8,062,000	8,168,759
2.125% 12/31/22	52,677,000	53,502,136
2.125% 11/30/23	2,629,000	2,680,142
2.125% 2/29/24	3,213,000	3,277,762
2.125% 3/31/24	58,818,000	60,026,526
2.125% 7/31/24	20,395,000	20,842,734
2.125% 9/30/24	18,290,000	18,701,525
2.125% 11/30/24	35,744,000	36,566,391
2.125% 5/15/25	34,371,000	35,175,228
2.125% 5/31/26	58,783,000	60,238,797
2.25% 2/15/21	16,284,000	16,389,592
2.25% 3/31/21	58,431,000	58,860,103
2.25% 4/30/21	66,603,000	67,120,734
2.25% 7/31/21	18,365,000	18,537,172
2.25% 4/15/22	75,996,000	77,109,223
2.25% 12/31/23	35,029,000	35,896,515
2.25% 1/31/24	7,160,000	7,338,720
2.25% 4/30/24	36,979,000	37,951,143
2.25% 10/31/24	27,138,000	27,922,458
2.25% 11/15/24	49,622,000	51,050,571
2.25% 12/31/24	6,055,000	6,230,500
2.25% 11/15/25	48,476,000	49,979,513
2.25% 3/31/26	19,954,000	20,597,049
2.25% 2/15/27	44,880,000	46,463,072
2.25% 8/15/27	35,595,000	36,906,175
2.25% 11/15/27	49,354,000	51,208,631
2.375% 3/15/21	19,006,000	19,171,560
2.375% 4/15/21	17,001,000	17,156,400
2.375% 3/15/22	34,574,000	35,173,643
2.375% 1/31/23	12,947,000	13,249,940
2.375% 2/29/24	31,698,000	32,658,846
2.375% 8/15/24	35,598,000	36,782,746
2.375% 4/30/26	20,565,000	21,385,190
2.375% 5/15/27	45,023,000	47,050,794
2.375% 5/15/29	67,059,000	70,485,296
2.5% 12/31/20	55,639,000	56,108,454
2.5% 1/31/21	42,568,000	42,955,435
2.5% 2/28/21	30,068,000	30,360,458
2.5% 1/15/22	20,027,000	20,389,989
2.5% 2/15/22	130,146,000	132,591,313
2.5% 3/31/23	13,117,000	13,495,138
2.5% 8/15/23	36,925,000	38,091,888
2.5% 1/31/24	37,142,000	38,434,716
2.5% 5/15/24	45,726,000	47,426,436
2.5% 1/31/25	5,697,000	5,934,004
2.5% 2/28/26	42,509,000	44,493,307
2.625% 5/15/21	36,658,000	37,150,592
2.625% 6/15/21	12,469,000	12,645,807
2.625% 7/15/21	8,534,000	8,662,343
2.625% 12/15/21	27,012,000	27,554,350
2.625% 2/28/23	32,856,000	33,902,002
2.625% 6/30/23	47,690,000	49,359,150
2.625% 12/31/23	53,354,000	55,450,646
2.625% 3/31/25	16,295,000	17,085,562
2.625% 12/31/25	45,944,000	48,382,980
2.625% 1/31/26	50,388,000	53,088,482
2.625% 2/15/29	85,119,000	91,240,253
2.75% 8/15/21	34,229,000	34,845,389
2.75% 9/15/21	15,883,000	16,185,770
2.75% 4/30/23	25,222,000	26,166,840
2.75% 5/31/23	62,295,000	64,684,598
2.75% 7/31/23	18,682,000	19,428,550
2.75% 8/31/23	22,940,000	23,878,210
2.75% 11/15/23	40,642,000	42,381,986
2.75% 2/15/24	38,645,000	40,391,573
2.75% 2/28/25	24,280,000	25,611,606
2.75% 6/30/25	9,260,000	9,787,386
2.75% 8/31/25	28,037,000	29,660,079
2.75% 2/15/28	36,754,000	39,562,235
2.875% 10/15/21	51,169,000	52,312,307
2.875% 11/15/21	14,182,000	14,516,053
2.875% 9/30/23	30,644,000	32,063,679
2.875% 10/31/23	28,284,000	29,616,442
2.875% 11/30/23	29,487,000	30,904,910
2.875% 4/30/25	14,386,000	15,281,753
2.875% 5/31/25	5,889,000	6,259,363
2.875% 7/31/25	33,135,000	35,266,771
2.875% 11/30/25	63,896,000	68,166,549
2.875% 5/15/28	56,879,000	61,873,687
2.875% 8/15/28	56,107,000	61,123,755
3% 9/30/25	7,460,000	7,999,102
3% 10/31/25	11,284,000	12,109,583
3.125% 5/15/21	357,000	364,391
3.125% 11/15/28	61,110,000	67,949,068
3.625% 2/15/21	31,600,000	32,318,406
		7,394,621,605
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,129,640,469)		7,394,621,605
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 1.61% (a)
(Cost $77,836,331)	77,820,767	77,836,331
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $7,207,476,800)		7,472,457,936
NET OTHER ASSETS (LIABILITIES) - 0.7%		53,906,787
NET ASSETS - 100%		$7,526,364,723

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$497,912
Total	$497,912

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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